INCOME TAXES - Federal income tax rate (Details)	11 Months Ended
Dec. 31, 2021
Income Taxes
Statutory federal income tax rate	21.00%
Change in fair value of derivative liabilities	(25.89%)
Transaction costs allocated to warrant issuance	2.57%
Change in valuation allowance	2.32%